Consolidated Balance Sheets - BRL (R$) R$ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Assets [abstract]
Current assets	R$ 25,220,293	R$ 22,814,327
Cash and cash equivalents	7,032,339	6,691,098
Financial investments	99,102	0
Trade accounts receivable	10,619,617	9,471,592
Inventories	1,475,998	1,097,238
Prepaid expenses	2,414,780	1,868,954
Income and social contribution taxes recoverable	356,286	852,694
Taxes, charges and contributions recoverable	2,687,600	2,306,093
Judicial deposits and garnishments	107,565	150,993
Derivative financial instruments	7,706	15,524
Other assets	419,300	360,141
Non-current assets	102,851,415	102,126,346
Long-term assets	7,105,040	6,485,934
Financial investments	41,308	42,619
Trade accounts receivable	283,502	370,149
Prepaid expenses	2,495,725	2,085,201
Deferred taxes	314,284	158,215
Taxes, charges and contributions recoverable	618,918	606,345
Judicial deposits and garnishments	2,856,753	2,852,730
Derivative financial instruments	8,622	1,840
Other assets	485,928	368,835
Investments	420,877	566,384
Property, plant and equipment	47,357,040	46,812,381
Intangible assets	47,968,458	48,261,647
TOTAL ASSETS	128,071,708	124,940,673
Current liabilities [abstract]
Current liabilities	25,246,147	24,257,939
Personnel, social charges and benefits	1,346,202	1,238,452
Trade accounts payable	9,861,294	9,230,624
Income and social contribution taxes payable	130,866	9,898
Taxes, charges and contributions payable	1,516,170	1,585,936
Dividends and interest on equity	2,774,544	2,237,090
Provisions and contingencies	1,607,456	1,770,997
Deferred income	1,076,293	1,019,134
Loans, financing, debentures and leases	5,348,864	6,447,958
Derivative financial instruments	53,044	866
Other liabilities	1,531,414	716,984
Non-current liabilities [abstract]
Non-current liabilities	33,822,835	30,883,239
Personnel, social charges and benefits	113,173	75,461
Income and social contribution taxes payable	261,439	215,355
Taxes, charges and contributions payable	6,581,236	5,128,584
Deferred taxes	4,226,185	4,015,677
Provisions and contingencies	5,623,903	5,368,788
Loans, financing, debentures and leases	14,997,817	14,298,572
Deferred income	226,372	126,912
Derivative financial instruments	43,859	10,403
Other liabilities	1,748,851	1,643,487
TOTAL LIABILITIES	59,068,982	55,141,178
Equity [abstract]
Equity	68,721,743	69,729,582
Capital	60,071,416	62,071,416
Capital reserves	(110,078)	63,095
Balance of legal reserves	8,735,352	7,523,216
Equity valuation adjustment	25,053	71,855
Non-controlling shareholders	280,983	69,913
TOTAL EQUITY	69,002,726	69,799,495
TOTAL LIABILITIES AND EQUITY	R$ 128,071,708	R$ 124,940,673